UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Avenue
          New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex von Furstenberg
Title:    Managing Member and Chief Investment Officer
Phone:    (212) 243-7338


Signature, Place and Date of Signing:

/s/ Alex von Furstenberg            New York, NY               May 16, 2008
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   NONE

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:              $9,934
                                                     (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


NONE


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

                                                  FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------        -----       --------  -------  --- ----   ----------  --------  ----    ------  ----
ALLEGHENY ENERGY INC           COM             017361106   548       10,850   SH         SHARED      NONE      10,850  0       0
BANK OF NEW YORK MELLON CORP   COM             064058100   579       13,882   SH         SHARED      NONE      13,882  0       0
BERKSHIRE HATHAWAY INC DEL     CL B            084670207   479          107   SH         SHARED      NONE         107  0       0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH  112585104   562       20,954   SH         SHARED      NONE      20,954  0       0
CNOOC LTD                      SPONSORED ADR   126132109   483        3,291   SH         SHARED      NONE       3,291  0       0
EL PASO CORP                   COM             28336L109   440       26,457   SH         SHARED      NONE      26,457  0       0
ENCANA CORP                    COM             292505104   709        9,357   SH         SHARED      NONE       9,357  0       0
FEDERAL NTL MTG ASSN           COM             313586109   352       13,363   SH         SHARED      NONE      13,363  0       0
HUANENG PWR INTL INC           SPON ADR H SHS  443304100   295        9,661   SH         SHARED      NONE       9,661  0       0
IMPERIAL OIL LTD               COM NEW         453038408   527       10,091   SH         SHARED      NONE      10,091  0       0
LAS VEGAS SANDS CORP           COM             517834107   301        4,084   SH         SHARED      NONE       4,084  0       0
LEGG MASON INC                 COM             524901105   333        5,951   SH         SHARED      NONE       5,951  0       0
LEUCADIA NATL CORP             COM             527288104   836       18,486   SH         SHARED      NONE      18,486  0       0
NASDAQ OMX GROUP INC           COM             631103108   959       24,809   SH         SHARED      NONE      24,809  0       0
NYSE EURONEXT                  COM             629491101   841       13,624   SH         SHARED      NONE      13,624  0       0
PROGRESSIVE CORP OHIO          COM             743315103   229       14,222   SH         SHARED      NONE      14,222  0       0
RELIANT ENERGY INC             COM             75952B105   765       32,337   SH         SHARED      NONE      32,337  0       0
SIERRA PAC RES NEW             COM             826428104   697       55,165   SH         SHARED      NONE      55,165  0       0







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